Loan Quality and the Allowance for Loan Losses - Performance Status of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	$ 1,742,868	$ 1,361,718
Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	1,503,363	1,161,443
Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	239,505	200,275
Performing Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	1,486,994	1,140,847
Performing Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	230,571	189,954
Nonperforming Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing	125
Nonaccrual	16,244	20,596
Total nonperforming	16,369	20,596
Nonperforming Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	8,934	10,321
Total nonperforming	8,934	10,321
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	580,612	500,647
Residential Mortgage [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	506,445	498,987
Residential Mortgage [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	74,167	1,660
Residential Mortgage [Member] | Performing Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	497,243	487,671
Residential Mortgage [Member] | Performing Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	73,425	1,301
Residential Mortgage [Member] | Nonperforming Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	9,202	11,316
Total nonperforming	9,202	11,316
Residential Mortgage [Member] | Nonperforming Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	742	359
Total nonperforming	742	359
Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	983,755	666,828
Commercial Mortgage [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	878,743	548,356
Commercial Mortgage [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	105,012	118,472
Commercial Mortgage [Member] | Performing Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	873,421	540,585
Commercial Mortgage [Member] | Performing Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	103,399	116,080
Commercial Mortgage [Member] | Nonperforming Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	5,322	7,771
Total nonperforming	5,322	7,771
Commercial Mortgage [Member] | Nonperforming Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	1,613	2,392
Total nonperforming	1,613	2,392
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	7,281	11,851
Construction [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	3,619	5,717
Construction [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	3,662	6,134
Construction [Member] | Performing Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	3,619	5,717
Construction [Member] | Performing Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	2,214	3,248
Construction [Member] | Nonperforming Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual
Total nonperforming
Construction [Member] | Nonperforming Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	1,448	2,886
Total nonperforming	1,448	2,886
Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	67,261	70,688
Commercial Business [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	32,589	27,051
Commercial Business [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	34,672	43,637
Commercial Business [Member] | Performing Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	31,326	25,975
Commercial Business [Member] | Performing Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	31,016	39,877
Commercial Business [Member] | Nonperforming Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	1,263	1,076
Total nonperforming	1,263	1,076
Commercial Business [Member] | Nonperforming Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	3,656	3,760
Total nonperforming	3,656	3,760
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	75,611	80,813
Home Equity Loans [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	67,173	66,726
Home Equity Loans [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	8,438	14,087
Home Equity Loans [Member] | Performing Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	66,734	66,320
Home Equity Loans [Member] | Performing Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	7,928	13,790
Home Equity Loans [Member] | Nonperforming Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	439	406
Total nonperforming	439	406
Home Equity Loans [Member] | Nonperforming Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	510	297
Total nonperforming	510	297
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	24,010	26,613
Home Equity Lines of Credit [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	10,546	10,461
Home Equity Lines of Credit [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	13,464	16,152
Home Equity Lines of Credit [Member] | Performing Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	10,529	10,461
Home Equity Lines of Credit [Member] | Performing Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	12,500	15,526
Home Equity Lines of Credit [Member] | Nonperforming Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	17
Total nonperforming	17
Home Equity Lines of Credit [Member] | Nonperforming Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	964	626
Total nonperforming	964	626
Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	4,338	4,278
Other Consumer [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	4,248	4,145
Other Consumer [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	90	133
Other Consumer [Member] | Performing Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	4,122	4,118
Other Consumer [Member] | Performing Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	89	132
Other Consumer [Member] | Nonperforming Financing Receivable [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing	125
Nonaccrual	1	27
Total nonperforming	126	27
Other Consumer [Member] | Nonperforming Financing Receivable [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing
Nonaccrual	1	1
Total nonperforming	$ 1	$ 1